Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of classification of provisions

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Non-current
Asset retirement obligation	23,349	20,987	15,430
Environmental remediation	560	159	756

Total non-current	23,909	21,146	16,186

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Current
Asset retirement obligation	584	761	823
Environmental remediation	1,141	2,340	2,968
Contingencies	359	322	349
Total current	2,084	3,423	4,140

Summary of movements in provision
Movements of the period/year on the provision for asset retirement obligation:

	Consolidated- Successor for the year ended December 31, 2020	Consolidated- Successor for the year ended December 31, 2019	Consolidated- Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018
At the beginning of the period/year	21,748	16,253	15,587	15,642
Increases for business combination (Note 32 )	—	—	11,201	—
Unwinding of discount on asset retirement obligation (Note 11.3)	2,584	1,723	897	233
Increase / (Decrease) from change in estimates capitalized	(366)	4,141	(11,432)	(288)
Amounts incurred due to utilization	—	(236)	—	—
Exchange differences	(33)	(133)	—	—

At the end of the period/year	23,933	21,748	16,253	15,587

Movements of the period/year on the provision for environmental remediation:

	Consolidated- Successor for the year ended December 31, 2020	Consolidated- Successor for the year ended December 31, 2019	Consolidated- Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018
At the beginning of the period/year	2,499	3,724	1,002	1,112
Increases for business combinations (Note 32 )	—	—	4,044	—
Increases (Note 10.2)	463	816	1,168	12
Exchange differences	(1,261)	(2,041)	(2,490)	(122)

At the end of the period/ year	1,701	2,499	3,724	1,002

Movements of the period/year on the provision for contingencies:

	Consolidated- Successor for the year ended December 31, 2020	Consolidated- Successor for the year ended December 31, 2019	Consolidated- Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018
At the beginning of the period/year	322	349	51	55
Increases for business combinations (Note 32 )	—	—	151	—
Increases (Note 10.2)	267	422	240	2
Amounts incurred due to payments/utilization	—	(63)	(9)	(6)
Exchange differences	(230)	(386)	(84)

At the end of the period/year	359	322	349	51